LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 21, 2021

TO THE PROSPECTUS

OF EACH FUND LISTED IN SCHEDULES A and B

I.

Effective August 2, 2021, for each fund listed in Schedule A, the following replaces the disclosure in the column labeled “Conversion to Class A shares” in the section of each fund’s Prospectus titled “Share class features summary” for each of Class C and Class C1 shares (as applicable). References to Class C1 shares are only applicable to the funds in Schedule A marked with an asterisk.

•

Yes; generally converts to Class A on the next monthly conversion processing date (generally, the fifteenth day of the month) after the shares have been held for 8 years from the purchase date; please consult your Service Agent for more information

II.

Effective August 2, 2021, for each fund listed in Schedule A, the following replaces the first paragraph of the section titled “Class C [and C1] share conversion” (as applicable) in each fund’s Prospectus. References to Class C1 shares are only applicable to the funds in Schedule A marked with an asterisk.

Except as noted below, Class C [and Class C1] shares automatically convert to Class A shares after the shares have been held for 8 years from the purchase date; the shares will be converted on the next monthly conversion processing date after the 8 year anniversary of purchase (generally, on the fifteenth of the month, or the next business day if the fifteenth is not a business day). The first conversion will occur on August 16, 2021. It is the responsibility of your Service Agent and not the fund or the Distributor to ensure that you are credited with the proper holding period. If your Service Agent does not have records verifying that your shares have been held for at least 8 years, your Service Agent may not convert your Class C [or Class C1] shares to Class A shares. Group retirement plans held in an omnibus recordkeeping platform through a Service Agent that does not track participant-level share lot aging may not convert Class C [or Class C1] shares to Class A shares. Customers of certain Service Agents may be subject to different terms or conditions, as set by their Service Agent, in connection with such conversions. Please refer to the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A-1 of this Prospectus or contact your Service Agent for more information.

III.	Effective August 2, 2021, for the fund listed in Schedule B, the following replaces the first paragraph of the section titled “Class 2 share conversion” in the fund’s Prospectus.

Except as noted below, Class C2 shares automatically convert to Class A shares after the shares have been held for 8 years from the purchase date; the shares will be converted on the next monthly conversion processing date after the 8 year anniversary of purchase (generally, on the fifteenth of the month, or the next business day if the fifteenth is not a business day). The first conversion will occur on August 16, 2021. It is the responsibility of your Service Agent and not the fund or the Distributor to ensure that you are credited with the proper holding period. If your Service Agent does not have records verifying that your shares have been held for at least 8 years, your Service Agent may not convert your Class C2 shares to Class A shares. Group retirement plans held in an omnibus recordkeeping platform through a Service Agent that does not track participant-level share lot aging may not convert Class C2 shares to Class A shares. Customers of certain Service Agents may be subject to different terms or conditions, as set by their Service Agent, in connection with such conversions. Please refer to the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A-1 of this Prospectus or contact your Service Agent for more information.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2021
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2021
BrandywineGLOBAL – Global High Yield Fund	January 29, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund*	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2021
BrandywineGLOBAL – Global Unconstrained Bond Fund*	March 1, 2021
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2021
ClearBridge Global Infrastructure Income Fund	January 29, 2021
ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
ClearBridge Value Trust	March 1, 2021
Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie International Unconstrained Equity Fund	September 30, 2020
QS Global Market Neutral Fund	January 29, 2021
QS International Equity Fund	January 29. 2021
QS Strategic Real Return Fund	January 29, 2021
QS U.S. Small Capitalization Equity Fund	May 1, 2021

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 29, 2020
ClearBridge All Cap Value Fund	January 29, 2021
ClearBridge Appreciation Fund	March 1, 2021
ClearBridge Dividend Strategy Fund	May 1, 2021
ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge International Value Fund	March 1, 2021
ClearBridge Large Cap Growth Fund	March 31, 2021
ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Mid Cap Fund	March 1, 2021
ClearBridge Mid Cap Growth Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Small Cap Growth Fund	March 1, 2021
ClearBridge Small Cap Value Fund	January 29, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Conservative Growth Fund	June 1, 2020
QS Defensive Growth Fund*	June 1, 2020
QS Global Dividend Fund	January 29, 2021
QS Global Equity Fund	March 1, 2021
QS Growth Fund	June 1, 2020
QS Moderate Growth Fund	June 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2021

LEGG MASON PARTNERS INCOME TRUST
Western Asset California Municipals Fund	June 30, 2020
Western Asset Corporate Bond Fund*	May 1, 2021
Western Asset Emerging Markets Debt Fund	June 30, 2020
Western Asset Global High Yield Bond Fund*	May 1, 2021
Western Asset Income Fund*	November 25, 2020
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2021
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2021
Western Asset Intermediate-Term Municipals Fund	August 1, 2020
Western Asset Managed Municipals Fund	June 30, 2020

Fund	Date of Prospectus
Western Asset Massachusetts Municipals Fund	March 31, 2021
Western Asset Mortgage Total Return Fund*	May 1, 2021
Western Asset Municipal High Income Fund	November 25, 2020
Western Asset New Jersey Municipals Fund	August 1, 2020
Western Asset New York Municipals Fund	August 1, 2020
Western Asset Oregon Municipals Fund	August 31, 2020
Western Asset Pennsylvania Municipals Fund	August 1, 2020
Western Asset Short Duration High Income Fund*	November 25, 2020
Western Asset Short Duration Municipal Income Fund	June 30, 2020
Western Asset Short-Term Bond Fund*	May 1, 2021
Western Asset Ultra-Short Income Fund*	September 30, 2020

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund*	May 1, 2021
Western Asset Core Plus Bond Fund*	May 1, 2021
Western Asset High Yield Fund	September 30, 2020
Western Asset Inflation Indexed Plus Bond Fund*	May 1, 2021
Western Asset Intermediate Bond Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2021
Western Asset Total Return Unconstrained Fund	September 30, 2020

Schedule B

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Short Duration Municipal Income Fund- Class C2 Shares	September 30, 2020

Please retain this supplement for future reference.

LMFX644613

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